Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 11, 2017
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	Jan. 11, 2017
Document Effective Date	Jan. 11, 2017
Prospectus Date	Jan. 11, 2017
IQ S&P High Yield Low Volatility Bond ETF | IQ S&P High Yield Low Volatility Bond ETF
Risk/Return:
Trading Symbol	HYLV